INCOME TAXES (Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Opening balance	$ 334	$ 1,378	$ 1,098
Increases (decrease) related to previous and current year tax positions	1,696	(1,044)	280
Closing balance	$ 2,030	$ 334	$ 1,378